UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08953
Highland Floating Rate Fund

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: August 31
Date of reporting period: November 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of November 30, 2008	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Senior Loans (a) - 67.7%

AEROSPACE - 1.7%
	AWAS Capital, Inc.
6,293,928	First Lien Term Loan, 5.00%, 03/24/13	4,101,564
1,210,930	Second Lien Term Loan, 9.25%, 03/24/13	700,317
	Continental Airlines, Inc.
285,714	Tranche A-1 Term Loan, 6.19%, 06/01/11	204,286
714,286	Tranche A-2 Term Loan, 6.19%, 06/01/11	510,714
	Delta Air Lines, Inc.
4,455,000	Credit-Linked Deposit Loan, 4.42%, 04/30/12	2,895,750
987,500	Second Lien Term Loan, 5.83%, 04/30/14	517,884
	IAP Worldwide Services, Inc.
1,805,943	First Lien Term Loan, 9.06%, 12/30/12	1,151,289
	US Airways Group, Inc.
8,310,051	Term Loan, 3.94%, 03/21/14	4,217,351

		14,299,155

BROADCASTING - 3.0%

	All3Media Intermediate Ltd.
2,883,246	Facility B1, 5.49%, 08/31/14	2,104,770
	ComCorp Broadcasting, Inc.
218,344	Revolving Loan, 8.50%, 04/03/13 (b) (c) (d)	117,087
2,285,452	Term Loan, 8.50%, 04/03/13 (b) (d)	1,242,715
	FoxCo Acquisition Sub, LLC
4,000,000	Term Loan, 7.25%, 07/14/15	2,660,000
	Univision Communications, Inc.
20,443,254	Initial Term Loan, 3.69%, 09/29/14	9,359,126
2,311,500	Second Lien Loan, 3.94%, 03/29/09	1,618,050
	Young Broadcasting, Inc.
19,570,810	Term Loan, 5.26%, 11/03/12	8,072,959

		25,174,707

CABLE/WIRELESS VIDEO - 7.4%
	Broadstripe, LLC
44,310,816	First Lien Term Loan, 9.22%, 06/30/11 (b) (e)	31,784,148
1,428,203	Revolver, 10.34%, 06/30/11 (b) (e)	1,024,450
	CCO Holdings, LLC
1,000,000	Incremental Loan, 6.26%, 09/06/14	592,500
	Charter Communications Operating, LLC
20,169,989	Replacement Term Loan, 5.06%, 03/06/14	13,725,274
	Knology, Inc.
6,139,557	Term Loan, 6.40%, 06/30/12	3,653,037
	Northland Cable Television, Inc.
4,862,500	First Lien Term Loan B, 6.47%, 12/22/12	4,449,188
4,000,000	Second Lien Term Loan, 11.42%, 06/22/13	3,540,000
	Virgin Media Investment Holdings Ltd.
2,515,692	B4 Facility, 5.83%, 09/03/12	2,043,999
	WideOpenWest Finance, LLC
1,500,000	First Lien Term Loan, 5.19%, 06/30/14	896,250

		61,708,846

CONSUMER DURABLES - 0.2%

	Rexair LLC
2,127,676	First Lien Term Loan, 8.01%, 06/30/10	1,755,332

CONSUMER NON-DURABLES - 0.3%

	BioTech Research
	Labs/Philosophy Merger Sub, Inc.
983,111	First Lien Term Loan, 3.44%, 03/16/14	594,782
	Totes Isotoner Corp.
2,278,494	First Lien Term Loan, 6.32%, 01/31/13	1,218,994
1,000,000	Second Lien Term Loan, 9.88%, 01/31/14	500,000

		2,313,776

DIVERSIFIED MEDIA - 1.7%

	Cydcor, Inc.
3,262,500	First Lien Tranche B Term Loan, 9.00%, 02/05/13	2,854,688
	DTN, Inc.
1,732,555	Tranche C Term Loan, 7.82%, 03/10/13	1,412,032
	Endurance Business Media, Inc.
2,000,000	Second Lien Term Loan, 10.00%, 01/26/14	1,350,000
2,742,230	Term Loan, 5.50%, 07/26/13	1,946,984
	Metro-Goldwyn-Mayer, Inc.
4,334,946	Tranche B Term Loan, 7.01%, 04/09/12	2,151,954
	Penton Media, Inc.
7,000,000	Second Lien Term Loan, 8.42%, 02/01/14	3,033,380
	Readers Digest Association, Inc.
957,000	Revolving Credit Loan, 4.56%, 03/02/13 (c)	358,875
	Wallace Theater Corp.
1,860,278	First Lien Term Loan, 6.56%, 07/31/09	1,395,209

		14,503,122

ENERGY - 1.5%

	Coffeyville Resources, LLC
486,146	Funded Letter of Credit, 6.63%, 12/28/10	363,798
1,569,696	Tranche D Term Loan, 6.63%, 12/30/13	1,174,650
	III Exploration II LP
4,926,875	Merged Term Loan, 6.50%, 10/29/13	2,931,491
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

ENERGY (continued)
	Monitor US Finco, Inc.
968,054	Second Lien Term Loan, 17.20%, 01/11/15 (e)	145,208
	Panda Hereford Ethanol, L.P.
1,000,000	Tranche A Term Loan, 7.19%, 07/28/13	650,000
	Resolute Aneth, LLC
4,000,000	Second Lien Term Loan, 8.01%, 06/26/13	3,100,000
	Value Creation, Inc.
9,846,409	Term Loan, 11.79%, 07/07/12	3,938,564

		12,303,711

FINANCIAL - 1.1%

	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 7.70%, 05/01/13 (e)	875,000
	Emerson Reinsurance Ltd.
3,250,000	Series A Loan, 4.57%, 12/15/11	2,567,500
1,250,000	Series B Loan, 5.82%, 12/15/11	987,500
	Flatiron Re Ltd.
160,443	Closing Date Term Loan, 8.02%, 12/29/10	149,352
77,715	Delayed Draw Term Loan, 8.02%, 12/29/10	72,342
	Kepler Holdings, Ltd.
4,000,000	Term Loan, 9.31%, 06/30/09	3,400,000
	Online Resources Corp.
925,000	Term Loan, 3.94%, 02/21/12	763,125
	Shea Capital I, LLC
320,635	Facility B, 4.72%, 10/27/11	168,333

		8,983,152

FOOD/TOBACCO - 3.5%

	Aramark Canada Ltd.
3,930,000	Canadian Term Loan, 5.64%, 01/26/14	3,065,400
	Best Brands Corp.
1,033,274	Term Loan B, 11.85%, 12/12/12	658,712
	DS Waters of America, Inc.
2,780,833	Term Loan, 3.66%, 10/29/12	2,155,146
	El Pollo Loco, Inc.
1,906,409	Term Loan, 5.70%, 11/18/11	1,334,487
	LJVH Holdings, Inc.
869,000	Tranche B Term Loan, 6.26%, 07/19/14	564,850
118,500	Tranche C Term Loan, 6.26%, 07/19/14	77,025
	Pinnacle Foods Finance, LLC
4,937,500	Term Loan, 6.42%, 04/02/14	3,437,734
	Sturm Foods, Inc.
4,987,342	Initial First Lien Term Loan, 6.00%, 01/31/14	3,142,025
	Wm Wrigley Jr. Co.
15,800,000	Tranche B Term Loan, 7.75%, 10/06/14	14,735,554

		29,170,933

FOREST PRODUCTS/CONTAINERS - 0.1%

	Boise Paper Holdings, LLC
1,000,000	Second Lien Term Loan, 10.00%, 02/23/15	582,500

GAMING/LEISURE - 6.9%

	Fontainebleau Florida Hotel LLC
9,000,000	Tranche C Term Loan, 8.82%, 06/06/12	8,190,000
	Fontainebleau Las Vegas LLC
3,622,486	Initial Term Loan, 6.07%, 06/06/14	1,310,108
	Ginn LA Conduit Lender, Inc.
8,648,045	First Lien Tranche A Credit- Linked Deposit, 8.50%, 06/08/11 (e) (f)	1,081,006
18,530,803	First Lien Tranche B Term Loan, 9.50%, 06/08/11 (e) (f)	2,316,350
	Kuilima Resort Co.
3,660,201	First Lien Term Loan, 11.25%, 09/30/10 (e)	1,544,605
	Lake at Las Vegas Joint Venture
12,527,233	Revolving Loan Credit-Linked Deposit Account, 15.10%, 06/20/12 (e)	1,248,840
14,098,694	Term Loan DIP, 10.94%, 07/16/09	14,098,694
112,100,737	Term Loan PIK, 15.10%, 06/20/12 (e)	9,885,318
	Revel Entertainment Group, LLC
2,000,000	First Lien Term Loan, 5.94%, 05/30/09 (b)	1,781,000
	Tamarack Resort, LLC
280,618	Term Loan, 9.35%, 04/17/09	280,618
2,697,248	Tranche A Credit-Linked Deposit, 5.26%, 05/19/11 (e)	1,348,624
3,985,183	Tranche B Term Loan, 11.75%, 05/19/11 (e)	1,992,592
	VML U S Finance, LLC
2,500,000	Term B Funded Project Loan, 6.02%, 05/27/13	1,396,875
	WAICCS Las Vegas 3, LLC
8,500,000	First Lien Term Loan, 4.94%, 02/01/09	7,012,500
5,000,000	Second Lien Term Loan, 10.44%, 02/01/09	2,625,000
	Yellowstone Mountain Club, LLC
1,868,704	First Lien Term Loan, 4.84%, 09/30/10	1,118,120
37,400	Term Loan DIP, 15.00%, 12/03/08 (b)	36,652

		57,266,902

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

HEALTHCARE - 12.5%
	Aveta, Inc.
1,740,284	MMM Original Term Loan, 6.94%, 08/22/11	1,200,796
258,527	NAMM New Term Loan, 6.94%, 08/22/11	178,384
465,854	NAMM Original Term Loan, 6.94%, 08/22/11	321,439
1,426,202	PHMC Acquisition Term Loan, 6.94%, 08/22/11	984,079
	CB Diagnostics AB
1,347,414	Facility B2, 3.56%, 03/09/15	1,091,405
3,953,579	Facility C2, 3.81%, 03/09/16	3,202,399
	CCS Medical, Inc.
28,634,386	First Lien Term Loan, 7.02%, 09/30/12	15,534,154
4,750,000	Second Lien Term Loan, 11.77%, 03/30/13	1,662,500
	Fenwal, Inc.
1,500,000	First Lien Delayed Draw Term Loan, 4.45%, 02/28/14	1,035,000
8,865,000	Initial First Lien Term Loan, 4.45%, 02/28/14	6,116,850
	Graceway Pharmaceuticals LLC
2,045,455	Second Lien Term Loan, 10.26%, 05/03/13	920,455
	Graceway Pharmaceuticals, LLC
4,500,000	Mezzanine Loan, 12.01%, 11/01/13	1,125,000
	HCA, Inc.
928,409	Tranche A Term Loan, 5.76%, 11/16/12	739,478
32,740,161	Tranche B Term Loan, 6.01%, 11/18/13	24,648,103
	IM US Holdings, LLC
7,907,425	First Lien Term Loan, 4.80%, 06/26/14	5,673,577
1,000,000	Second Lien Term Loan, 6.61%, 06/26/15	680,000
	LifeCare Holdings
16,127,559	Term Loan, 7.67%, 08/11/12	8,601,472
	Medical Staffing Network, Inc.
2,962,500	First Lien Term Loan, 6.22%, 07/02/13	2,147,813
	Mylan, Inc.
5,706,837	U.S. Tranche B Term Loan, 10/02/14 (g)	4,678,008
	Nyco Holdings 3 ApS
1,107,956	Facility B2, 6.09%, 12/29/14	633,839
1,107,956	Facility C2, 6.84%, 12/29/15	638,925
	Talecris Biotherapeutics Holdings Corp.
17,707,443	First Lien Term Loan, 5.64%, 12/06/13 (g)	15,494,013
7,500,000	Second Lien Term Loan, 8.64%, 12/06/14	6,637,500

		103,945,189

HOUSING - 5.1%
	Atrium Cos., Inc.
4,721,520	Closing Date Term Loan, 12.64%, 05/31/12	2,744,384
	Custom Building Products, Inc.
1,389,747	First Lien Term Loan, 4.31%, 10/20/11	938,079
	Giraffe Intermediate, LLC
2,143,382	Mezzanine Note A-1, 3.18%, 08/09/10 (b)	1,874,817
	Kyle Acquisition Group LLC
1,142,857	Facility B, 6.75%, 07/20/09 (e)	142,857
857,143	Facility C, 6.75%, 07/20/10 (e)	115,714
	LBREP/L-Suncal Master I LLC
4,843,945	First Lien Term Loan, 6.25%, 01/18/10 (e)	363,296
	LNR Property Corp.
1,760,000	Tranche A1 Term Loan, 6.69%, 07/12/09	1,012,000
	MPH Mezzanine II, LLC
4,500,000	Mezzanine 2B, 8.27%, 02/09/09 (b) (e)	—
	MPH Mezzanine III, LLC
2,850,000	Mezanine 3, 9.27%, 02/09/09 (b) (e)	—
	MPO Intermediate LLC
606,618	Mezzanine Note A-1, 3.18%, 08/09/09 (b)	530,608
	November 2005 Land Investors, LLC
1,115,350	First Lien Term Loan, 5.44%, 05/09/11	697,093
	Pacific Clarion, LLC
9,901,146	Term Loan, 15.00%, 01/23/09 (b) (h)	2,740,637
	PGT Industries, Inc.
982,872	Tranche A-2 Term Loan, 7.25%, 02/14/12	712,582
	Rhodes Cos., LLC, The
2,954,071	First Lien Term Loan, PIK, 11.26%, 11/21/10	1,255,480
	Roofing Supply Group LLC
1,925,920	Term Loan PIK, 9.77%, 08/24/13	1,256,663
	Universal Building Products, Inc.
3,222,560	Term Loan, 7.29%, 04/28/12	2,255,792
	Westgate Investments, LLC
18,267,719	Senior Secured Loan, PIK, 13.00%, 09/25/10 (h)	16,897,640
6,929,854	Third Lien Term Loan, 18.00%, 06/30/15 (c) (h)	3,811,420
	Weststate Land Partners, LLC
4,000,000	First Lien Term Loan, 6.25%, 10/31/08 (e)	3,300,000
	Withers Preserve MB-I
1,694,876	B-Note, 7.27%, 07/01/09 (b)	1,479,627

		42,128,689

INFORMATION TECHNOLOGY - 2.1%
	Aspect Software, Inc.
1,000,000	Second Lien Term Loan, 9.19%, 07/11/12	575,000
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

INFORMATION TECHNOLOGY (continued)
	Bridge Information Systems, Inc.
461,085	Multidraw Term Loan, 11.00%, 07/07/13 (e) (f)	5,764
	Infor Enterprise Solutions Holdings, Inc.
1,595,411	Delayed Draw Term Loan, 7.52%, 07/30/12	869,499
3,057,870	Initial U.S. Term Loan, 7.52%, 07/30/12	1,666,539
	Intergraph Corp.
4,906,375	Initial First Lien Term Loan, 4.18%, 05/29/14	3,814,706
	Keane International, Inc.
7,348,837	Closing Date Term Loan, 6.02%, 06/04/13	3,564,186
558,140	Synthetic Letter of Credit Loan, 6.15%, 06/04/13	270,698
	SunGard Data Systems, Inc.
5,000,000	Incremental Term Loan, 6.75%, 02/28/14	4,037,500
	Verint Systems, Inc.
4,692,308	Term Loan, 4.66%, 05/27/14	2,698,077

		17,501,969

MANUFACTURING - 1.5%
	Brand Energy & Infrastructure Services, Inc.
2,955,000	First Lien Term Loan B, 5.96%, 02/07/14	1,987,238
	FCI International S.A.S.
126,982	Facility B2A, 4.33%, 11/01/13	94,179
126,982	Facility B3C, 4.33%, 11/01/13	96,084
	FCI SA
122,249	Facility B2B, 4.33%, 11/02/13	92,502
122,249	Facility B4B, 4.33%, 11/02/14	92,502
	FCI USA, Inc.
249,231	Facility B1, 4.33%, 11/02/13	188,586
249,231	Facility B5B, 4.33%, 11/02/14	188,586
	Foamex LP
2,436,471	First Lien Term Loan, 7.72%, 02/12/13	913,677
	Hillman Group, Inc.
1,502,216	Term B Loan, 4.40%, 07/22/13	1,329,461
	Manitowoc Co., Inc.
5,000,000	Term B Loan, 6.50%, 08/25/14	3,625,000
	Maxum Petroleum, Inc.
3,350,022	Term Loan, 7.44%, 09/18/13	3,115,520
	Stanadyne Corp.
923,077	Term Loan, 4.92%, 08/06/10	927,692

		12,651,027

METALS/MINERALS - 1.4%

	Euramax International Holdings B.V.
2,155,263	European Second Lien Term Loan, 11.75%, 06/29/13	808,224
	Euramax International, Inc.
4,344,737	Domestic Second Lien Term Loan, 11.75%, 06/29/13	1,629,276
1,969,141	Domestic Term Loan, 7.50%, 06/29/12	930,419
	Murray Energy Corp.
9,921,356	First Lien Tranche B Term Loan, 6.94%, 01/28/10	8,631,580

		11,999,499

RETAIL - 3.4%
	Blockbuster, Inc.
6,664,046	Tranche B Term Loan, 6.58%, 08/20/11	4,583,931
	Burlington Coat Factory Warehouse Corp.
8,377,945	Term Loan, 4.45%, 05/28/13	3,630,415
	Dollar General Corp.
5,000,000	Tranche B-1 Term Loan, 5.76%, 07/07/14	3,886,500
	Eddie Bauer, Inc.
2,118,660	Term Loan, 5.06%, 04/01/14	1,016,957
	Guitar Center, Inc.
2,666,667	Term Loan, 4.94%, 10/09/14	1,368,907
	Home Interiors & Gifts, Inc.
30,057,293	Initial Term Loan, 8.00%, 03/31/11 (e)	5,260,026
	Mother’s Work, Inc.
1,525,556	Term Loan, 6.26%, 03/13/13	953,472
	Movie Gallery, Inc.
80,612	First Lien Synthetic Letter of Credit, 9.51%, 03/08/12	36,839
2,083,415	First Lien Term Loan, 12.03%, 05/20/12	952,120
	Spirit Finance Corp.
9,500,000	Term Loan, 6.19%, 08/01/13	3,958,270
	Sports Authority, Inc., The
977,500	Term Loan, 6.01%, 05/03/13	664,700
	Toys “R” Us
3,980,100	Tranche B Term Loan, 5.72%, 07/19/12	2,394,667

		28,706,804

SERVICE - 1.5%

	Audio Visual Services Group, Inc.
2,000,000	Second Lien Loan, 9.27%, 08/28/14	750,000
	FleetCor Technologies Operating Co., LLC
2,017,500	Tranche 1 Term Loan, 5.10%, 04/30/13	1,230,675
407,500	Tranche 2 Term Loan, 5.10%, 04/30/13	248,575
	NES Rentals Holdings, Inc.
3,451,424	Second Lien Permanent Term Loan, 9.13%, 07/20/13	1,639,427
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

SERVICE (continued)
	Safety-Kleen Systems, Inc.
799,876	Synthetic Letter of Credit, 2.88%, 08/02/13	725,888
3,004,869	Term Loan B, 5.13%, 08/02/13	2,726,919
	Thermo Fluids (Northwest), Inc.
1,021,476	Tranche B Term Loan, 06/27/13 (g)	663,960
	Travelport, LLC
10,000,000	Synthetic Letter of Credit, 6.01%, 08/23/13	4,785,700

		12,771,144

TELECOMMUNICATIONS - 2.1%
	Aeroflex, Inc.
984,643	Tranche B-2 Term Loan, 5.94%, 08/15/14	669,557
	Knowledgepoint360 Group, LLC
1,000,000	Second Lien Term Loan, 9.14%, 04/13/15	795,000
	Level 3 Financing, Inc.
12,500,000	Term Loan, 7.00%, 03/13/14	8,333,375
	NATG Holdings LLC
900,604	Term Loan A, 7.50%, 01/23/09 (e)	72,048
664,981	Term Loan B-1, 8.00%, 01/23/10 (e)	66,498
65,796	Tranche A Credit-Linked Certificate of Deposit, 6.08%, 01/23/09 (e)	57,242
	Wind Acquisition Holdings Finance S.A.
10,458,388	Dollar PIK Loan, 11.75%, 12/21/11	7,373,163

		17,366,883

TRANSPORTATION — AUTOMOTIVE - 3.5%
	Delphi Corp.
15,428,707	Initial Tranche C Loan DIP, 8.50%, 12/31/08	4,368,176
1,571,293	Subsequent Tranche C Term Loan DIP, 8.50%, 12/31/08	444,864
	Ford Motor Co.
33,768,700	Term Loan, 4.43%, 12/15/13	14,182,854
	Key Safety Systems, Inc.
7,392,437	First Lien Term Loan, 5.60%, 03/08/14	3,881,030
2,000,000	Second Lien Term Loan, 7.65%, 09/08/14	870,000
	Motor Coach Industries International, Inc.
1,121,798	Second Lien Term Loan, 10.50%, 12/01/08 (e) (f)	897,438
1,297,843	Tranche A DIP, 13.50%, 09/16/09 (b) (f)	1,255,015
928,986	Tranche B DIP, 15.25%, 09/16/09 (b)	910,406
	Remy International, Inc.
2,944,291	First Lien Tranche B Term Loan, 7.92%, 12/06/13	2,222,939

		29,032,722

TRANSPORTATION — LAND TRANSPORTATION - 0.1%
	SIRVA Worldwide, Inc.
522,185	Revolving Credit Loan, 9.50%, 05/12/12 (c)	268,925
1,667,714	Second Lien Term Loan, 12.00%, 05/12/15	396,082
802,978	Term Loan, 9.50%, 05/12/12	453,683

		1,118,690

UTILITY - 3.1%

	Bosque Power Co., LLC
7,476,784	Term Loan, 9.13%, 01/16/15	5,246,161
	Calpine Corp.
2,444,031	First Priority Term Loan, 6.65%, 03/29/14	1,728,248
	Coleto Creek Power, LP
319,857	First Lien Synthetic Letter of Credit, 6.51%, 06/28/13	210,575
5,473,432	First Lien Term Loan, 6.51%, 06/28/13	3,603,379
4,887,500	Second Lien Term Loan, 7.76%, 06/28/13	3,128,000
	Entegra TC, LLC, PIK
5,540,335	Third Lien Term Loan, 9.76%, 10/19/15	2,225,996
	GBGH LLC, PIK
4,019,589	Advance First Lien Term Loan, 2.00%, 08/07/13 (e)	3,597,532
	Mach Gen, LLC
280,397	First Lien Synthetic Letter of Credit, 5.76%, 02/22/13	258,974
2,659,044	First Lien Term B Loan, 4.20%, 02/22/14	2,455,893
	Port Barre Investments, LLC
2,000,000	Term B Loan, 5.89%, 09/08/14	1,750,000
	Texas Competative Electric Holdings Co., LLC
2,984,925	Initial Tranche B-2 Term Loan, 10/10/14 (g)	2,048,016

		26,252,774

WIRELESS COMMUNICATIONS - 4.0%
	Cricket Communications, Inc.
23,625,044	Term B Loan, 7.26%, 06/16/13	19,224,880
	Maritime Telecommunications Network, Inc.
1,446,395	First Lien Term Loan, 5.81%, 05/11/12	1,164,348
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

WIRELESS COMMUNICATIONS (continued)
	MetroPCS Wireless, Inc.
16,498,558	Tranche B Term Loan, 4.84%, 11/03/13	12,971,991

		33,361,219

	Total Senior Loans (Cost $999,747,402)	564,898,745

Principal Amount
Foreign Denominated Senior Loans (a) - 13.3%

AUSTRALIA - 1.5%

AUD
	PBL Media Group Ltd.
4,973,421	Facility A Term Loan, 7.09%, 02/07/13	2,200,299
14,675,240	Facility B Tranche 1 Term Loan, 7.03%, 02/07/13	6,450,639
	SMG H5 Pty., Ltd.
9,670,238	Facility A Term Loan, 9.69%, 12/24/12	3,935,781

		12,586,719

AUSTRIA - 1.7%

EUR

	Sacher Funding Ltd., PIK
16,252,559	Euro Term Loan, 9.47%, 05/14/14	13,920,512

DENMARK - 0.2%

EUR

	Nyco Holdings 3 ApS
2,000,000	Facility D Second Lien, 10.17%, 06/29/16	1,301,543

FRANCE - 1.8%

EUR

	Ypso Holding SA
1,608,354	Eur B (Acq) 1 Facility , 5.89%, 06/13/14	1,117,366
3,860,109	Eur B (Acq) 2 Facility , 5.89%, 06/13/14 (f)	2,669,474
6,470,415	Eur B (Recap) 1 Facility, 5.89%, 06/13/14 (f)	4,417,170
73,323	Eur B Recap 2 Facility, 5.89%, 06/13/14 (f)	50,508
3,507,101	Eur C (Acq) Facility, 6.14%, 12/31/15	2,399,361
6,587,089	Eur C (Recap) Facility, 6.14%, 12/31/15	4,552,654

		15,206,533

GERMANY - 0.8%

EUR

	Iesy Hessen GmbH & Co. KG
2,500,000	Term Loan, 8.17%, 10/15/11	2,728,149
	Kabel Baden Wurttemburg GmbH & Co. KG
2,500,000	Second Lien Facility, 8.95%, 12/09/15	1,736,816
1,076,284	Term B Facility, 6.45%, 06/09/14	953,562
1,076,284	Term C Facility, 6.95%, 06/09/15	899,316
	Schieder Mobel Holding, GmbH
484,213	Delayed Draw Term Loan, 15.44%, 07/20/09 (e)	199,687

		6,517,530

ITALY - 0.4%

EUR

	Wind Telecomunicazioni S.p.A.
1,750,000	B1 Term Loan Facility, 7.72%, 05/27/13	1,860,852
1,750,000	C1 Term Loan Facility, 7.35%, 05/26/14	1,872,843

		3,733,695

NETHERLANDS - 0.3%

EUR

	Amsterdamse Beheer- En
1,500,000	Consultingmaatschappij B.V. Casema D Term Loan Facility, 7.64%, 03/14/16	1,465,587
1,000,000	Kabelcom D Term Loan Facility, 7.64%, 03/14/16	967,541

		2,433,128

SPAIN - 0.7%

EUR

	Grupo Gasmedi, S.L.
1,666,667	Tranche B Term Loan, 6.88%, 08/11/14	1,321,778
1,666,667	Tranche C Term Loan, 7.38%, 08/11/15	1,321,778
3,166,667	Tranche E Second Lien Term Loan, 9.13%, 02/11/16	2,109,557
	Maxi PIX Sarl, PIK
2,522,243	Euro Term Loan, 11.90%, 05/31/16	698,795

		5,451,908

UNITED KINGDOM - 4.3%

EUR

	Dollar Financial UK Ltd.
2,700,362	UK Borrower Euro Term Loan, 8.14%, 10/30/12	2,141,567
GBP

	Airport Development & Investment Ltd.
3,131,600	Second Lien Facility, 10.05%, 04/07/11	2,700,566
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)

UNITED KINGDOM (continued)
GBP
	All3Media Intermediate Ltd.
714,753	Facility B1, 5.65%, 08/31/14	803,371
2,585,073	Facility C1, 6.15%, 08/31/15	2,925,412
3,000,000	Facility D1, 8.02%, 02/29/16	3,084,240
3,899,420	Mezzanine Loan PIK, 12.27%, 08/31/16	4,786,766
	Henson No. 4 Ltd.
1,899,866	Facility B, 6.43%, 10/30/13	2,033,384
1,899,866	Facility C, 6.93%, 02/13/15	2,047,960
	Highland Acquisitions Ltd.
1,000,000	Facility B, 6.23%, 12/31/14	928,341
1,000,000	Facility C, 6.73%, 12/31/15	936,013
1,107,668	Mezzanine Facility, PIK, 14.08%, 12/30/16	994,300
	SunGard UK Holdings Ltd.
1,361,052	U.K. Term Loan, 8.05%, 02/28/14	1,566,348
	Towergate Partnership Ltd.
3,125,000	Facility A, 5.77%, 10/31/12	4,051,902
3,125,000	Facility B, 6.27%, 10/31/13	4,051,902
	Trinitybrook PLC
750,000	Term Loan B1, 5.91%, 07/31/13	771,060
750,000	Term Loan C1, 6.41%, 07/31/14	777,965
	Virgin Media Investment Holdings Ltd.
1,750,000	C Facility, 8.74%, 03/04/13	1,587,298

		36,188,395

UNITED STATES - 1.6%
EUR
	Infor Enterprise Solutions Holdings, Inc.
3,920,000	Initial Euro Term Loan, 8.89%, 07/28/12	2,897,422
	RD German Holdings GmbH
2,486,244	Euro Term Loan, 5.37%, 03/02/14	1,025,314
GBP
	Aramark Corp.
1,228,125	U.K. Term Loan, 8.38%, 01/26/14	1,611,242
	Champion Home Builders Co.
1,092,567	Sterling Term Loan, 11.34%, 10/31/12	670,595
	IPC Systems, Inc.
2,084,940	Tranche B-2 Term Loan, 8.56%, 06/02/14	1,879,549
	Knowledgepoint360 Group LLC
1,608,031	U.K. First Lien Term Loan, 7.56%, 04/13/14	2,035,638
	PlayPower, Inc.
2,647,959	Tranche B Sterling Term Loan, 9.01%, 06/30/12	3,555,261

		13,675,021

	Total Foreign Denominated Senior Loans (Cost $195,189,753)	111,014,984

Principal Amount ($)
Asset-Backed Securities (i) (j) - 1.0%

	AB CLO, Ltd.
2,000,000	Series 2007-1A, Class C, 6.60%, 04/15/21	835,520
	ACA CLO, Ltd.
4,800,000	Series 2006-2A, Class B, 5.22%, 01/20/21	1,440,000
1,000,000	Series 2007-1A, Class D, 7.10%, 06/15/22	437,200
	Babson CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 5.75%, 01/18/21	208,000
1,000,000	Series 2007-2A, Class D, 6.45%, 04/15/21	302,200
	Cent CDO, Ltd.
1,000,000	Series 2007-14A, Class D, 6.05%, 04/15/21	287,000
1,000,000	Series 2007-15A, Class C, 5.07%, 03/11/21	236,300
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007-1A, Class D, 3.50%, 05/16/19	546,000
	Conerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 7.15%, 07/15/21	624,950
	Goldman Sachs Asset
1,000,000	Management CLO, PLC, Series 2007-1A, Class E, 8.19%, 08/02/22	203,729
	GSC Partners CDO Fund, Ltd.,
1,000,000	Series 2007-8A, Class C, 6.03%, 04/17/21	174,400
	Gulf Stream Sextant CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 5.22%, 06/17/21	339,211
	ING Investment Management
1,000,000	Series 2006-3A, Class C, 6.09%, 12/13/20	210,000
	Madison Park Funding Ltd.
3,000,000	Series 2007-5A, Class C, 3.62%, 02/26/21	632,700
	Navigator CDO, Ltd.
1,000,000	Series 2006-2A, Class D, 6.70%, 09/20/20	168,300
	Ocean Trails CLO
2,000,000	Series 2007-2A, Class D, 9.25%, 06/27/22	300,000

See accompanying Notes to Investment Portfolio.
7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)
	PPM Grayhawk CLO, Ltd.
1,150,000	Series 2007-1A, Class D, 8.10%, 04/18/21	183,310
	Primus CLO, Ltd.
2,000,000	Series 2007-2A, Class E, 9.50%, 07/15/21	355,000
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 4.89%, 04/27/21	233,300
	Stone Tower CLO, Ltd.
2,000,000	Series 2007-6A, Class C, 5.90%, 04/17/21	400,000

	Total Asset-Backed Securities (Cost $22,733,653)	8,117,120

Corporate Notes and Bonds - 0.0%

HOUSING - 0.0%
	TOUSA, Inc.
596,593	14.75%, 07/01/15 (b) (e) (h)	—

	Total Corporate Notes and Bonds (Cost $596,750)	—

Claims - 0.1%

AEROSPACE - 0.1%
	Delta Air Lines, Inc.
310,290	Comair ALPA Claim, 12/31/10	9,309
879,660	Delta ALPA Claim, 12/31/10	83,568
	Northwest Airlines, Inc.
5,400,000	ALPA Trade Claim, 08/21/13	20,250
2,914,735	Bell Atlantic Trade Claim, 08/21/13	10,930
3,000,000	CIT Leasing Corp Trade Claim, 08/21/13	11,250
5,000,000	EDC Trade Claims, 08/21/13	18,750
9,587,700	Flight Attendant Claim, 08/21/13	35,954
3,250,000	GE Trade Claim, 08/21/13	12,188
5,690,250	IAM Trade Claim, 08/21/13	21,338
6,250,000	Mesaba Trade Claim, 08/21/13	23,438
6,322,050	Retiree Claim, 08/21/13	23,708

		270,683

UTILITY - 0.0%
	Mirant Corp.
17,500,000		175,000

	Total Claims (Cost $8,028,567)	445,683

Shares
Common Stocks (k) - 0.5%

AEROSPACE - 0.1%
75,084	Delta Air Lines, Inc.	661,490

BROADCASTING - 0.0%
152,363	Communications Corp. of America (b) (d)	—

TRANSPORTATION — LAND TRANSPORTATION - 0.0%
10,048	SIRVA Worldwide, Inc. (b)	49,235

UTILITY - 0.4%
121,313	Entegra TC, LLC	606,565
192,218	Mirant Corp.	3,309,994

		3,916,559

	Total Common Stocks (Cost $8,475,049)	4,627,284

Preferred Stocks - 0.0%

HOUSING - 0.0%
4,903	TOUSA, Inc., Series A, PIK (b)	—

	Total Preferred Stocks (Cost $4,903,250)	—

Total Investments - 82.6% (cost of $1,239,674,424) (l)		689,103,816

Other Assets & Liabilities, Net - 17.4%		145,621,144

Net Assets - 100.0%		$834,724,960

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which Highland Floating Rate Fund (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at November 30, 2008. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $44,826,397, or 5.4% of net assets, were valued under fair value procedures as of November 30, 2008.

See accompanying Notes to Investment Portfolio.
8

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Fund

(c)	Senior Loan assets have additional unfunded loan commitments. As of November 30, 2008, the Fund had unfunded loan commitments of $13,550,188, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

Unfunded
Loan
Borrower	Commitment
ComCorp Broadcasting, Inc.	$10,201
Cricket Communications, Inc.	6,500,000
Delta Air Lines, Inc.	23,893
Fontainebleau Las Vegas, LLC	1,811,243
Readers Digest Association, Inc.	543,000
SIRVA Worldwide, Inc.	712,071
Westgate Investments, LLC	3,949,780

$13,550,188

(d)	Affiliated issuer. Under section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of it’s voting stock. ComCorp Broadcasting, Inc. (Senior Loan) and Communications Corp of America (Common Stock), with a total aggregate market value of $1,359,802, or 0.2% of net assets, were affiliated as of November 30, 2008.

(e)	The issuer is in default of its payment obligation. Income is not being accrued.

(f)	Loans on participation.

(g)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(h)	Fixed rate senior loan or corporate note and bond.

(i)	Floating rate asset. The interest rate shown reflects the rate in effect at November 30, 2008.

(j)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At November 30, 2008, these securities amounted to $8,117,120 or 1.0% of net assets.

(k)	Non-income producing security.

(l)	Cost for U.S. federal income tax purposes is $1,239,674,424. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$1,444,922
Gross unrealized depreciation	(552,015,530)

Net unrealized depreciation	$(550,570,608)

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

PIK	Payment-in-Kind

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound
Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Total Net Assets)

Cable/Wireless Video	3.1%
Financial	2.9%
Broadcasting	1.4%
Diversified Media	1.6%
Retail	1.0%
Information Technology	0.8%
Healthcare	0.7%
Telecommunications	0.7%
Consumer Durables	0.4%
Aerospace	0.3%
Food/Tobacco	0.3%
Housing	0.1%

Total	13.3%

     Forward foreign currency contracts outstanding as of November 30, 2008 were as follows:

		Principal
Contracts		Amount		Net
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Appreciation

Sell	EUR	42,000,000	02/04/09	$11,508,198
Sell	GBP	27,350,000	02/04/09	10,022,723

				$21,530,921

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Fund
Security Valuation:
In computing the Fund’s net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund’s net asset value), such securities are valued at their fair value, as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ value as determined in accordance with procedures approved by the Board instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.
FAS 157
The Fund has adopted FAS 157 as of September 1, 2008. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Fund’s net asset value. However, the adoption of FAS 157 does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings. The three levels of the fair value hierarchy established under FAS 157 are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Company has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of November 30, 2008 as follows:

Investments in Securities
(Market Value)	Total	Level 1	Level 2	Level 3
Portfolio Investments	$689,103,816	$3,971,484	$221,868,892	$463,263,440
Total	$689,103,816	$3,971,484	$221,868,892	$463,263,440

Other Financial Instruments
(Unrealized Appreciation/
(Depreciation))*	Total	Level 1	Level 2	Level 3
Forward Foreign Currency Contracts	$21,530,921	$—	$21,530,921	$—
Total	$21,530,921	$—	$21,530,921	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as, forwards, which are valued at the unrealized appreciation/(depreciation) on the investment.
The Fund did not have any liabilities that were measured at fair value on a recurring basis at November 30, 2008.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Fund
The following table presents our assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at August 31, 2008 and at November 30, 2008.

Assets at Fair Value using unobservable inputs (Level 3)	Portfolio Investments
Balance as of August 31, 2008	$683,832,484
Net amortization/(accretion) of premium/(discount)	513,818
Net realized gains/(losses)	(9,722,007)
Net unrealized gains/(losses)	(209,898,432)
Net purchases and sales	(1,462,423)
Balance as of November 30, 2008	$463,263,440
The $209,898,432 of net unrealized losses presented in the table above relate to investments that are still held at November 30, 2008.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As the Fund had not adopted FAS 157 as of August 31, 2008, for the three months ended November 30, 2008, the Fund did not transfer any of the Fund’s portfolio investments from Level 2 to Level 3.
Additional Accouting Standards
In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosure.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Floating Rate Fund

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date	January 26, 2009

By (Signature and Title)*	/s/ M. Jason Blackburn M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary
(principal financial officer)

Date	January 26, 2009

*	Print the name and title of each signing officer under his or her signature.